Business Segments [Text Block]	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Business Segments [Text Block]

16.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

The following is a brief explanation of the MUFG Group’s business segments:

Retail Banking Business Group—Covers all retail businesses, including commercial banking, trust banking and securities businesses in Japan. This business group integrates the retail businesses of BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, this business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities businesses, as well as businesses outside of Japan, assisting mainly Japanese companies. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. This business group has strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Global Business Group—Covers the businesses of BTMU and MUSHD outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust assets and securities businesses (with the retail banking and trust assets businesses being conducted through MUFG Union Bank, N.A. and Krungsri), through a global network of nearly 1,200 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs.

Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. This business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Global Markets Business Group—Covers asset and liability management and strategic investments of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

The MUFG Group made modifications to refine the definition of the overseas Japanese corporate business, effective October 1, 2016, and made additional modifications for similar purposes, effective April 1, 2017. These modifications had the impact of increasing the operating profit of the Corporate Banking Business Group for the six months ended September 30, 2016 by ¥8.4 billion.

The MUFG Group also made modifications to the MUFG Group’s internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective October 1, 2016, and made additional modifications for similar purposes, effective April 1, 2017. These modifications had the following impact for the six months ended September 30, 2016:

•	increasing the operating profits of Retail Banking Business Group and Other by ¥0.2 billion and ¥10.4 billion, respectively; and

•	reducing the operating profits of the Corporate Banking Business Group, the Global Business Group and the Global Markets Business Group by ¥4.0 billion, ¥0.9 billion and ¥9.4 billion, respectively.

Prior period business segment information has been restated to enable comparison between the relevant amounts for the six months ended September 30, 2016 and 2017.

	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2016:
Net revenue:	¥584.0	¥495.6	¥578.1	¥82.6	¥1,661.6	¥348.4	¥5.2	¥2,015.2
BTMU and MUTB:	243.0	403.6	200.7	35.1	836.2	256.9	71.6	1,164.7
Net interest income	168.2	162.9	92.2	—	404.9	93.1	127.7	625.7
Net fees	71.5	196.2	87.0	35.1	376.1	(2.6)	(44.8)	328.7
Other	3.3	44.5	21.5	—	55.2	166.4	(11.3)	210.3
Other than BTMU and MUTB(2)	341.0	92.0	377.4	47.5	825.4	91.5	(66.4)	850.5
Operating expenses	479.7	282.8	372.3	52.9	1,118.7	101.3	79.0	1,299.0

Operating profit (loss)	¥104.3	¥212.8	¥205.8	¥29.7	¥542.9	¥247.1	¥(73.8)	¥716.2

Six months ended September 30, 2017:
Net revenue:	¥599.8	¥480.4	¥633.6	¥91.3	¥1,712.3	¥319.8	¥28.3	¥2,060.4
BTMU and MUTB:	233.5	390.7	219.8	41.9	827.3	223.9	58.4	1,109.6
Net interest income	165.9	162.4	112.3	—	411.0	68.5	112.9	592.4
Net fees	64.9	187.0	86.8	41.9	366.2	(9.5)	(38.6)	318.1
Other	2.7	41.3	20.7	—	50.1	164.9	(15.9)	199.1
Other than BTMU and MUTB(2)	366.3	89.7	413.8	49.4	885.0	95.9	(30.1)	950.8
Operating expenses	474.9	290.2	426.7	57.5	1,172.9	112.6	86.1	1,371.6

Operating profit (loss)	¥124.9	¥190.2	¥206.9	¥33.8	¥539.4	¥207.2	¥(57.8)	¥688.8

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥78.7 billion, ¥69.0 billion, and ¥9.7 billion for the six months ended September 30, 2016, and ¥92.8 billion, ¥76.4 billion, and ¥16.4 billion for the six months ended September 30, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation

As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2016 and 2017 above to income before income tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2016	2017
	(in billions)
Operating profit	¥716	¥689
Credit for credit losses	59	187
Foreign exchange gains—net	1	23
Trading account profits (losses)—net	105	(50)
Equity investment securities gains—net	73	95
Debt investment securities losses—net	(36)	(5)
Equity in earnings of equity method investees—net	128	89
Other—net	(40)	(14)

Income before income tax expense	¥1,006	¥1,014